Goodwill and intangible assets - Movement analysis of goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	$ 20,163
Goodwill and intangible assets ending balance	20,443	$ 20,163
Goodwill
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	5,590
Goodwill and intangible assets ending balance	5,881	5,590
Goodwill | Gross amount
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	22,084	22,180
Exchange differences	967	(154)
Other	84	58
Goodwill and intangible assets ending balance	23,135	22,084
Goodwill | Accumulated impairment losses
Reconciliation of changes in intangible assets and goodwill [abstract]
Goodwill and intangible assets beginning balance	(16,494)	(9,194)
Exchange differences	(719)	49
Impairment losses	(41)	(7,349)
Goodwill and intangible assets ending balance	$ (17,254)	$ (16,494)